UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2007

Date of reporting period:	SEPTEMBER 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks	Value

	Aerospace 0.07%
78,294	SPACEHAB, Inc.	$32,101

	Automotive Components 1.32%
22,371	Rush Enterprises, Inc. - Class A	567,105

	Biotechnology 7.59%
39,575	Combinatorx, Inc.	244,573
86,027	Medivation, Inc.	1,724,841
35,587	Metabasis Therapeutics, Inc.	103,915
22,952	Opexa Therapeutics, Inc.	91,808
64,380	Sangamo BioSciences, Inc.	908,402
134,278	Tapestry Pharmaceuticals, Inc.	200,074
		3,273,613

	Building Materials 1.24%
30,358	Comfort Systems USA, Inc.	431,084
22,600	Viceroy Homes, Ltd. (Canada)	93,419
300	WFI Industries, Ltd. (Canada)	8,418
		532,921

	Business Services 0.03%
15,600	Utix Group, Inc.	11,856

	Capital Equipment 0.74%
18,000	Mfri, Inc.	321,120

	Casino - Services 0.81%
109,560	Full House Resorts, Inc.	349,496

	Chemicals 2.27%
37,338	KMG Chemicals, Inc.	977,509

	Communication Equipment - Software 2.22%
1,424,157	ION Networks, Inc.	71,208
53,573	PC-Tel, Inc.	406,619
10,000	RIT Technologies, Ltd. (Israel)	11,400
182,835	Vertical Communication, Inc.	166,380
330,340	Vertical Communication, Inc. (Restricted)	300,610
		956,217

	Communication Products - Equipment 0.84%
89,893	Centillium Communications, Inc.	151,020
173,207	NMS Communications Corporation	213,045
		364,065

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.39%
12,399	Printronix, Inc.	$168,006

	Computer Services - Software 12.28%
57,523	Acorn Factor, Inc.	257,128
100,147	ClickSoftware Technologies, Ltd. (Israel)	550,808
18,760	CryptoLogic, Inc. (Canada)	375,200
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	72,494
44,658	Interplay Entertainment Corporation	3,126
385,342	Interplay Entertainment Corporation (Restricted)	-
36,698	LocatePlus Holdings Corporation (Restricted)	3,669
798,696	Motive, Inc.	1,341,809
111,408	Openwave Systems, Inc.	487,967
60,605	Phoenix Technologies, Ltd.	649,080
110,505	Primal Solutions, Inc.	9,945
25,810	Radware, Ltd. (Israel)	404,959
108,645	Stamford Industrial Group, Inc.	215,117
93,175	SumTotal Systems, Inc.	546,005
21,653	SupportSoft, Inc.	126,455
49,346	Unify Corporation	251,663
		5,295,425

	Computer Systems 1.63%
76,108	Adept Technology, Inc.	438,382
52,408	Performance Technologies, Inc.	262,564
		700,946

	Consumer Products 0.35%
138,952	Varsity Group, Inc.	150,068

	Diagnostics 0.17%
53,938	Curagen Corporation	74,434

	Educational Products - Services 1.37%
98,461	Scientific Learning Corporation	590,766

	Electronic Components 1.79%
137,082	American Technology Corporation	520,912
12,051	Frequency Electronics, Inc.	121,474
73,125	Interlink Electronics, Inc.	124,312
58,116	Tvia, Inc.	3,487
		770,185

	Electronic - Display 0.00%
993,474	E Ink Corporation (Restricted)	-

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 2.31%
460,277	Capstone Turbine Corporation	$552,332
198,705	Iteris, Inc.	443,112
		995,444

	Electronic Instruments 2.36%
42,132	Image Sensing Systems, Inc.	535,076
38,723	PowerSecure Internatinal, Inc.	482,489
		1,017,565

	Electronic Semiconductor 1.49%
136,897	Kopin Corporation	521,578
84,082	PSi Technologies Holdings, Inc. (Philippines)	118,808
		640,386

	Energy - Technology 0.85%
253,101	Catalytica Energy Systems, Inc.	323,969
40,000	Quantum Fuel Systems Technologies Worldwide, Inc.	44,000
		367,969

	Financial Services - Miscellaneous 0.60%
43,556	MicroFinancial Incorporated	259,158

	Food 0.61%
25,020	Zhongpin, Inc. (China)	262,710

	Gold Mining 0.59%
205,536	MK Resources Company (Illiquid)	252,809

	Healthcare Services 0.99%
28,968	U.S. Physical Therapy, Inc.	428,726

	Healthcare - Specialized Products & Services 2.49%
95,400	Alpha Pro Tech Ltd.	169,812
32,282	American Dental Partners, Inc.	904,219
		1,074,031

	Housing - Construction 0.85%
70,631	Modtech Holdings, Inc.	130,667
33,060	U.S. Home Systems, Inc.	236,379
		367,046

	Information Services 1.34%
438,015	Pfsweb, Inc.	578,180

	Insurance 2.51%
114,563	AmCOMP, Inc.	1,081,475

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Internet Commerce 0.57%
130,809	Youbet.com, Inc.	$247,229

	Medical Devices & Equipment 7.59%
50,602	Natus Medical Incorporated	806,596
111,147	Orthovita, Inc.	336,775
104,522	Precision Optics Corporation, Inc.	26,130
16,895	Quidel Corporation	330,466
19,028	Regeneration Technologies, Inc.	203,980
117,571	Sonic Innovations, Inc.	1,078,126
175,068	World Heart Corporation (Canada)	488,441
		3,270,514

	Medical Instruments 0.04%
27,790	Caprius, Inc.	18,341

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 0.85%
17,230	The Knot, Inc.	366,310

	Optical Recognition Equipment 0.14%
15,000	VeriChip Corporation	60,300

	Paper - Packaging 0.02%
47,850	Chase Packaging Corporation	9,570

	Practice Management 0.82%
28,738	IntegraMed America, Inc.	354,914

	Restaurant 1.03%
71,761	Buca, Inc.	134,193
80,955	Monterey Gourmet Foods, Inc.	308,439
		442,632

	Retail 0.65%
61,721	Bakers Footwear Group, Inc.	275,276
33,737	Odimo Incorporated	6,073
		281,349

	Semiconductor 3.54%
64,136	CEVA, Inc.	576,583
232,900	NeoMagic Corporation	947,903
		1,524,486

See the accompanying Notes to the Financial Statements.

	5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Semiconductor Equipment 4.71%
55,321	HI/FN, Inc.	$452,526
27,152	Integral Vision, Inc.	7,602
109,215	Nova Measuring Instruments, Ltd. (Israel)	295,973
56,274	Tegal Corporation	304,442
65,924	Ultra Clean Holdings, Inc.	969,083
		2,029,626

	Services 2.70%
49,337	Collectors Universe, Inc.	694,665
40,418	OPNET Technologies, Inc.	468,849
		1,163,514

	Specialty Pharmaceuticals 0.53%
37,500	Barrier Therapeutics, Inc.	226,500

	Technology - Miscellaneous 3.08%
108,445	iPass, Inc.	455,469
87,284	Intermap Technologies Corp. (Canada)	544,260
68,910	Vuance, Ltd. (Israel)	328,702
		1,328,431

	Telecom Equipment 1.05%
55,571	COMARCO, Inc.	320,645
189,908	Peco II, Inc.	132,936
		453,581

	Telecom Services 2.16%
69,605	Multiband Corporation	208,816
69,810	WPCS International Incorporated	722,533
		931,349

	Telecommunications 0.75%
353,424	Emrise Corporation	325,150

	Therapeutics 3.40%
365,691	Anadys Pharmaceuticals, Inc.	749,666
125,000	Pharmacopeia Drug Discovery, Inc.	715,000
		1,464,666

	Toys 0.01%
983	Corgi International, Ltd. (China) (ADR)	4,327

	Transportation 0.43%
10,350	Fuel Systems Solutions, Inc.	184,851
73	Velocity Express Corporation	41
		184,892

	Vitamins 1.71%
81,537	Omega Protein Corporation	737,910

	Total Common Stocks 87.87% (cost $33,812,947)	37,886,923

See the accompanying Notes to the Financial Statements.

	6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Shares	Preferred Stocks	Value

	Business Services 0.40%
24	UTIX Group, Inc. convertible	$140,308
34,618	UTIX Group, Inc. convertible (Restricted)	30,001
		170,309

	Communications Equipment - Software 0.23%
100	Vertical Communications, Inc. convertible (Restricted)	100,000

	Data Security 0.59%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,870

	Electronic - Display 0.83%
549,484	E Ink Corporation Series A (Restricted)	241,773
904,490	E Ink Corporation Series B (Restricted)	118,186
		359,959

	Food 1.04%
42,750	Zhongpin, Inc. convertible (China)	448,875

	Medical Instruments 0.08%
1,612	Caprius, Inc. convertible	10,639
100	Caprius, Inc. convertible (Restricted)	25,000
		35,639

	Transportation 0.02%
8,901	Velocity Express Corporation 6% convertible	9,257

	Total Preferred Stocks 3.20% (cost $1,032,426)	1,378,909

Principal		Fair
Amount	Corporate Debt	Value

	Computer Services - Software 0.36%
$ 869	Primal Solutions, Inc. 4.9%, due 3/31/08	$869
$ 11,000	Primal Solutions, Inc. 5% convertible, due 3/31/08	11,000
$ 68,000	Unify Corporation 11.25% convertible, due 10/31/10	85,680
$ 17,600	Unify Corporation 11.25% convertible, due 10/31/11	17,952
$ 40,000	Unify Corporation Revolving Credit 10.5%, due 10/31/10	40,000
		155,501

	Consumer Products 0.28%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Electronic Components 0.18%
$ 78,000	Interlink Electronics, Inc. 8% convertible, due 7/19/10 (Restricted)	78,000

	Technology - Miscellaneous 0.08%
$ 33,000	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel)	33,000

	Total Corporate Debt 0.90% (cost $368,486)	387,387

See the accompanying Notes to the Financial Statements.

	7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Warrants	Warrants	Value

	Biotechnology 0.15%
96,038	La Jolla Pharmaceutical Company 12/14/10	$14,405
3,847	Metabasis Therapeutics, Inc. 9/30/10	4,000
142,000	Opexa Therapeutics, Inc. 4/13/11	14,200
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	32,000
		64,605

	Biotechnology - Drug Delivery 0.00%
16,790	Aradigm Corporation 11/10/07	-

	Building Materials 0.12%
200,000	American Mold Guard, Inc. Class A 4/26/11	28,000
200,000	American Mold Guard, Inc. Class B 4/26/11	24,000
		52,000

	Business Services 0.03%
1,500,000	UTIX Group, Inc. 1/13/11	15,000
1,731	UTIX Group, Inc. 11/9/11 (Restricted)	-
6,924	UTIX Group, Inc. 9/28/12 (Restricted)	-
		15,000

	Communication Equipment - Software 0.00%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15 (Restricted)	-
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
		-

	Computer Services - Software 0.16%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	2,200
74,914	Unify Corporation 4/26/09	23,972
53,600	Unify Corporation 10/31/12	42,504
		68,676

	Computer Systems 0.04%
134,321	Adept Technology, Inc. 11/18/08	16,118

	Consumer Products 0.00%
5,713	Rockford Corporation 6/11/09	1,314

	Electronic Components 0.15%
14,450	American Technology Corporation 7/18/09	8,814
32,422	American Technology Corporation 8/6/10	53,820
30,952	Interlink Electronics, Inc. 7/19/12 (Restricted)	-
		62,634

See the accompanying Notes to the Financial Statements.

	8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Warrants	Warrants (Continued)	Value

	Electronic Equipment 0.14%
175,438	Capstone Turbine Corporation 1/23/12	$57,895
11,246	Iteris, Inc. B 9/28/11	2,362
		60,257

	Electronic Semiconductor 0.10%
6,447	ParkerVision, Inc. 3/10/10	45,129

	Energy - Technology 0.09%
10,692	Arotech Corporation 6/30/08	-
4,680	Arotech Corporation 12/31/08	-
80,000	Quantum Fuel Systems Technologies Worldwide, Inc. 12/22/12	27,200
34,146	Quantum Fuel Systems Technologies Worldwide, Inc. 4/27/14	13,658
		40,858

	Food 0.36%
25,683	Zhongpin, Inc. 1/30/11	154,686

	Medical Devices & Equipment 0.04%
9,210	Orthovita, Inc. 6/26/08	921
536,190	World Heart Corporation 9/22/08 (Canada)	16,086
		17,007

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07	-

	Medical Instruments 0.02%
222,320	Caprius, Inc. 2/15/10	8,893
4,477	Caprius, Inc. 2/16/11	1,313
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
		10,206

	Semiconductor Equipment 0.03%
60,250	Tegal Corporation 7/14/10	2,410
270,793	Tegal Corporation 9/19/10	10,831
16,622	Trikon Technologies, Inc. 10/22/07 (United Kingdom)	-
		13,241

	Technology - Miscellaneous 0.25%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	79,082
90,990	Vuance, Ltd. 12/9/10 (Israel)	29,117
8,250	Vuance, Ltd. 11/19/11 (Israel)	1,650
		109,849

	Telecom Services 0.65%
12,152	GoAmerica, Inc. 12/19/08	-
705,171	WPCS International Incorporated 11/16/09	282,068
		282,068

See the accompanying Notes to the Financial Statements.

	9

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		Fair
Warrants	Warrants (Continued)	Value

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	$65

	Therapeutics 0.04%
12,868	Critical Therapeutics, Inc. 6/6/10	2,445
47,506	Memory Pharmaceuticals Corp. 9/22/10	16,628
		19,073

	Total Warrants 2.39% (cost $12,762)	1,032,786

	TOTAL INVESTMENTS 94.36% (cost $35,226,621)	$40,686,005

		Fair
Shares	Securities Sold Short	Value

	Medical Instruments 2.55%
155,564	Thermage, Inc.	$1,101,393

	TOTAL SECURITIES SOLD SHORT 2.55% (proceeds $1,302,666)	$1,101,393

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.,
	COMARCO, Inc., Comfort Systems USA, Inc., CryptoLogic, Inc.,
	Frequency Electronics, Inc., Interlink Electronics, Inc., KMG Chemicals, Inc.,
	MicroFinancial Incorporated, Primal Solutions, Inc., Printronix, Inc., Rockford
	Corporation, Unify Corporation, Inc., Velocity Express Corporation, Vertical
	Communications, Inc., Vuance, Ltd. and WFI Industries, Ltd.

See the accompanying Notes to the Financial Statements.

	10

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$32,101	0.07
Automotive Components	567,105	1.32
Biotechnology	3,338,218	7.74
Biotechnology - Drug Delivery	-	0.00
Building Materials	584,921	1.36
Business Services	197,165	0.46
Capital Equipment	321,120	0.74
Casino - Services	349,496	0.81
Chemicals	977,509	2.27
Communication Equipment - Software	1,056,217	2.45
Communication Products - Equipment	364,065	0.84
Computer Peripherals	168,006	0.39
Computer Services - Software	5,519,602	12.80
Computer Systems	717,064	1.67
Consumer Products	272,268	0.63
Data Security	254,870	0.59
Diagnostics	74,434	0.17
Educational Products -Services	590,766	1.37
Electronic Components	910,819	2.11
Electronic - Display	359,959	0.83
Electronic Equipment	1,055,701	2.45
Electronic Instruments	1,017,565	2.36
Electronic Semiconductor	685,515	1.59
Energy - Technology	408,827	0.95
Financial Services	259,158	0.60
Food	866,271	2.01
Gold Mining	252,809	0.59
Healthcare Services	428,726	0.99
Healthcare - Specialized Products & Services	1,074,031	2.49
Housing - Construction	367,046	0.85
Information Services	578,180	1.34
Insurance	1,081,475	2.51
Internet Commerce	247,229	0.57
Medical Devices & Equipment	3,287,521	7.63
Medical Information Systems	-	0.00
Medical Instruments	(1,037,207)	(2.41)
Oil Equipment	-	0.00

See the accompanying Notes to the Financial Statements.

11

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007
(Unaudited)

		% of
		Partners'
Industry Concentration (Continued)	Total	Capital

Online Services	$366,310	0.85
Optical Recognition Equipment	60,300	0.14
Paper - Packaging	9,570	0.02
Practice Management	354,914	0.82
Restaurant	442,632	1.03
Retail	281,349	0.65
Semiconductor	1,524,486	3.54
Semiconductor Equipment	2,042,867	4.74
Services	1,163,514	2.70
Specialty Pharmaceuticals	226,500	0.53
Technology - Miscellaneous	1,471,280	3.41
Telecom Equipment	453,581	1.05
Telecom Services	1,213,417	2.81
Telecommunications	325,215	0.75
Therapeutics	1,483,739	3.44
Toys	4,327	0.01
Transportation	194,149	0.45
Vitamins	737,910	1.71

TOTAL PORTFOLIO	$39,584,612	91.81%

See the accompanying Notes to the Financial Statements.

12

Item 2.                                Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.                                Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date:  November 26, 2007

By:              __/s/Rose M. Carling  ______________
Rose M. Carling, Principal Financial Officer

Date:  November 26, 2007